Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Leases [Abstract]
Rental expenses	$ 108.0		$ 82.9	$ 72.0
Future minimum lease payments with respect to capital leases [Abstract]
2014	16.6
2015	14.1
2016	10.4
2017	7.2
2018	3.9
Thereafter	57.7
Future minimum lease payments (a)	109.9	[1]
Less: amount representing interest	(49.7)
Lease obligations at December 31, 2013	60.2
Future minimum lease payments with respect to operating leases [Abstract]
2014	105.9
2015	84.8
2016	80.8
2017	65.3
2018	51.7
Thereafter	390.7
Future minimum lease payments (a)	779.2	[1]
Less: amount representing interest	0
Lease obligations at December 31, 2013	779.2	[1]
Discontinued Operations [Member]
Future minimum lease payments with respect to capital leases [Abstract]
Future minimum lease payments (a)	2.8
Future minimum lease payments with respect to operating leases [Abstract]
Future minimum lease payments (a)	3.4
Lease obligations at December 31, 2013	$ 3.4

[1]	Approximately $2.8 million and $3.4 million of future minimum capital lease payments and operating lease payments, respectively, relate to discontinued operations.